Related Party Balances and Transactions - Summary of Amounts Due to Related Parties (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 1,000	$ 145	¥ 2,265
PP Credit Data Service Shanghai Company Limited [Member]
Related Party Transaction [Line Items]
Amounts due to related parties	¥ 1,000		¥ 2,265